SHAREHOLDERS' EQUITY (Summary of Changes in Stock Option Activity) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Number of options
Outstanding at January 1, 2018	412,976
Granted	555,000
Exercised	(17,191)
Forfeited	(61,667)
Outstanding at December 31, 2018	889,118	412,976
Exercisable at December 31, 2018	223,620
Weighted-average exercise price
Outstanding at January 1, 2018	$ 4.616
Granted	5.032
Exercised	4.507
Forfeited	4.807
Outstanding at December 31, 2018	4.865	$ 4.616
Exercisable at December 31, 2018	$ 4.57
Weighted-average remaining contractual life
Outstanding	51 months 6 days	44 months 6 days
Exercisable at December 31, 2018	1 day
Aggregate intrinsic value (in thousands)
Outstanding at January 1, 2018	$ 183
Outstanding at December 31, 2018		$ 183
Exercisable at December 31, 2018